Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Operating activities
Net income	$ 15,514,000	94,758,000	102,621,000	88,493,000
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Depreciation and Amortization	7,325,000	44,739,000	42,499,000	35,746,000
Deferred income taxes	(429,000)	(2,622,000)	(4,499,000)	(2,053,000)
Allowance for doubtful accounts	1,723,000	10,524,000	26,595,000	17,198,000
Loss/(gain) on disposal of property, plant and equipment			(250,000)	(27,000)
Employee stock-based compensation	447,000	2,730,000	1,713,000	2,556,000
Changes in operating assets and liabilities
Restricted cash	133,000	814,000	(2,845,000)	(3,155,000)
Accounts receivable	2,142,000	13,084,000	(125,016,000)	(104,914,000)
Notes receivable	4,195,000	25,623,000	2,470,000	21,627,000
Inventories	(16,540,000)	(101,025,000)	(19,113,000)	45,258,000
Prepaid expenses	(16,698,000)	(101,989,000)	(9,741,000)	67,606,000
Other receivables	8,000	46,000	(5,277,000)	(2,680,000)
Accounts payable	10,468,000	63,938,000	7,373,000	9,389,000
Notes Payable	4,212,000	25,729,000	26,243,000	(48,002,000)
Income tax	(483,000)	(2,949,000)	3,523,000	(2,899,000)
Value added tax	(2,793,000)	(17,061,000)	3,849,000	2,005,000
Advances from customers	7,421,000	45,327,000	982,000	5,982,000
Commission payable	3,071,000	18,758,000	29,169,000	24,849,000
Accrued employee benefits	158,000	963,000	778,000	(8,505,000)
Government grants	172,000	1,200,000	(3,500,000)	(150,000)
Other liabilities	620,000	3,639,000	11,211,000	(24,022,000)
Net cash provided by operating activities	20,666,000	126,226,000	88,785,000	124,302,000
Investing activities
Purchases of property, plant and equipment	(1,278,000)	(7,805,000)	(2,289,000)	(55,298,000)
Proceeds from sales of property, plant and equipment			250,000	180,000
Payment for construction-in-progress	(3,303,000)	(20,175,000)	(78,445,000)	(168,352,000)
Purchase of short term investment	(74,330,000)	(454,000,000)	(314,090,000)	(150,000,000)
Sales of short term investment	66,062,000	403,500,000	354,090,000	80,000,000
Receipt of government grant for new plant construction	196,000	1,200,000	9,794,000	19,383,000
Sales of investment in Beijing Jinpan Huineng Co.				200,000
Net cash used in investing activities	(12,653,000)	(77,280,000)	(30,690,000)	(273,887,000)
Financing activities
Proceeds from bank loans	9,887,000	60,390,000	261,415,000	397,841,000
Repayment of bank loans	(26,622,000)	(162,604,000)	(274,954,000)	(266,299,000)
Proceeds from exercise of stock options	16,000	96,000	1,337,000	135,000
Dividends paid	(2,605,000)	(15,912,000)	(12,074,000)	(18,323,000)
Net cash used in financing activities	(19,324,000)	(118,030,000)	(24,276,000)	113,354,000
Effect of exchange rate changes on cash	(62,000)	36,000	(286,000)	(25,000)
Net increase/(decrease) in cash and cash equivalents	(11,373,000)	(69,048,000)	33,533,000	(36,256,000)
Cash and cash equivalents at beginning of year	24,582,000	149,874,000	116,341,000	152,597,000
Cash and cash equivalents at end of year	13,209,000	80,826,000	149,874,000	116,341,000
Interest paid	1,651,000	10,085,000	16,869,000	10,528,000
Income taxes paid	$ 3,701,000	22,605,000	15,296,000	19,048,000